UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7118

Nuveen New Jersey Premium Income Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            4/30

Date of reporting period:         1/31/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen New Jersey Premium Income Municipal Fund, Inc. (NNJ)
	January 31, 2013

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Discretionary – 0.3% (0.2% of Total Investments)
	Middlesex County Improvement Authority, New Jersey, Senior Revenue Bonds, Heldrich Center
	Hotel/Conference Center Project, Series 2005A:
$ 480	5.000%, 1/01/32	1/15 at 100.00	Caa1	$ 312,984
415	5.125%, 1/01/37	1/15 at 100.00	Caa1	270,385
895	Total Consumer Discretionary			583,369
	Consumer Staples – 4.9% (3.4% of Total Investments)
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2007-1A:
755	4.500%, 6/01/23	6/17 at 100.00	B1	755,249
7,620	4.750%, 6/01/34	6/17 at 100.00	B2	6,853,884
2,345	5.000%, 6/01/41	6/17 at 100.00	B2	2,130,690
10,720	Total Consumer Staples			9,739,823
	Education and Civic Organizations – 14.4% (10.0% of Total Investments)
1,125	New Jersey Economic Development Authority, Revenue Bonds, The Seeing Eye Inc., Series 2005,	6/15 at 100.00	N/R	1,187,066
	5.000%, 12/01/24 – AMBAC Insured
500	New Jersey Educational Facilities Authority, Revenue Bonds, Fairleigh Dickinson University,	7/13 at 100.00	BBB	502,920
	Series 2002D, 5.250%, 7/01/32 – ACA Insured
300	New Jersey Educational Facilities Authority, Revenue Bonds, Fairleigh Dickinson University,	7/14 at 100.00	BBB	309,516
	Series 2004C, 5.500%, 7/01/23
	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2007D:
2,090	5.000%, 7/01/32 – FGIC Insured	7/17 at 100.00	A2	2,321,572
3,350	5.000%, 7/01/39 – FGIC Insured	7/17 at 100.00	A2	3,643,494
100	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series	7/14 at 100.00	AA–	106,395
	2004L, 5.125%, 7/01/19 – NPFG Insured
970	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series	7/16 at 100.00	AA–	1,067,378
	2006A, 5.000%, 7/01/36 – AMBAC Insured
1,000	New Jersey Educational Facilities Authority, Revenue Bonds, Passaic County Community College,	7/20 at 100.00	A2	1,137,960
	Series 2010C, 5.375%, 7/01/41
1,335	New Jersey Educational Facilities Authority, Revenue Bonds, Princeton University, Tender	No Opt. Call	AAA	2,081,999
	Option Bond Trust 3922, 13.830%, 7/01/19 (IF)
	New Jersey Educational Facilities Authority, Revenue Bonds, Ramapo College, Series 2004H:
1,640	5.000%, 7/01/18 – FGIC Insured	7/14 at 100.00	A	1,735,022
1,040	5.000%, 7/01/23 – FGIC Insured	7/14 at 100.00	A	1,097,834
275	New Jersey Educational Facilities Authority, Revenue Bonds, Ramapo College, Series 2012B,	7/22 at 100.00	A	313,643
	5.000%, 7/01/37
	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2012A:
260	5.000%, 7/01/32	7/21 at 100.00	BBB+	288,111
170	5.000%, 7/01/37	7/21 at 100.00	BBB+	186,561
300	New Jersey Educational Facilities Authority, Revenue Refunding Bonds, College of New Jersey,	No Opt. Call	AA	361,152
	Series 2012A, 5.000%, 7/01/19
2,000	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2008A,	6/18 at 100.00	AA–	2,229,100
	6.125%, 6/01/30 – AGC Insured (Alternative Minimum Tax)
445	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2010-1A,	12/19 at 100.00	AA	492,272
	5.000%, 12/01/25
270	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2010-2,	12/20 at 100.00	Aa3	300,559
	5.000%, 12/01/30
350	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2011-1,	12/21 at 100.00	Aa3	400,701
	5.750%, 12/01/27 (Alternative Minimum Tax)
1,925	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2012-1A,	12/22 at 100.00	AA	2,018,420
	4.375%, 12/01/26 (Alternative Minimum Tax)
550	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option	6/19 at 100.00	AA	842,094
	Bond Trust PA-4643, 20.270%, 6/01/30 (IF) (4)
2,025	University of Medicine and Dentistry of New Jersey, Certificates of Participation, Child	4/13 at 100.00	BBB+	2,034,396
	Health Institute, LLC, Series 2003, 5.000%, 4/15/21 – AMBAC Insured
1,000	University of Medicine and Dentistry of New Jersey, Certificates of Participation, University	6/14 at 100.00	BBB+	1,021,170
	Housing Associates, LLC, Series 2004, 5.000%, 6/15/29 – NPFG Insured
2,750	University of Medicine and Dentistry of New Jersey, Revenue Bonds, Series 2002A, 5.000%,	4/13 at 100.00	A–	2,756,710
	12/01/31 – AMBAC Insured
25,770	Total Education and Civic Organizations			28,436,045
	Financials – 0.8% (0.6% of Total Investments)
1,500	New Jersey Economic Development Authority, Revenue Refunding Bonds, Kapkowski Road Landfill	No Opt. Call	Ba2	1,667,340
	Project, Series 2002, 5.750%, 10/01/21
	Health Care – 17.6% (12.3% of Total Investments)
25	Camden County Improvement Authority, New Jersey, Healthcare Revenue Bonds, Cooper Health	2/15 at 100.00	BBB	26,066
	System, Series 2005B, 5.250%, 2/15/27
620	Camden County Improvement Authority, New Jersey, Revenue Bonds, Cooper Health System, Series	8/14 at 100.00	BBB	646,542
	2004A, 5.750%, 2/15/34
690	Camden County Improvement Authority, New Jersey, Revenue Bonds, Cooper Health System, Series	2/15 at 100.00	BBB	716,855
	2005A, 5.000%, 2/15/25
1,375	New Jersey Health Care Facilities Finance Authority, Revenue Bonds, AHS Hospital Corporation,	7/18 at 100.00	A1	1,498,943
	Series 2008A, 5.000%, 7/01/27
695	New Jersey Health Care Facilities Financing Authority, Hospital Revenue Bonds, Virtua Health,	7/19 at 100.00	AA–	1,021,289
	Tender Option Bond Trust 3018, 19.822%, 7/01/38 – AGC Insured (IF) (4)
	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters
	University Hospital, Refunding Series 2011:
1,150	6.000%, 7/01/26	7/21 at 100.00	BB+	1,330,746
1,000	6.250%, 7/01/35	7/21 at 100.00	BB+	1,155,930
	New Jersey Health Care Facilities Financing Authority, Revenue and Refunding Bonds, Barnabas
	Health, Series 2012A:
300	5.000%, 7/01/24	No Opt. Call	BBB+	351,042
200	5.000%, 7/01/25	No Opt. Call	BBB+	232,152
1,615	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Atlanticare Regional	7/17 at 100.00	A+	1,706,861
	Medical Center, Series 2007, 5.000%, 7/01/37
240	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Children’s Specialized	7/15 at 100.00	BBB	246,672
	Hospital, Series 2005A, 5.500%, 7/01/36
700	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical	7/16 at 100.00	A	722,687
	Center, Series 2006B, 5.000%, 7/01/36
375	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical	7/16 at 100.00	A	389,490
	Center, Series 2006, 5.125%, 7/01/35
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Kennedy Health System
	Obligated Group Issue, Refunding Series 2012:
1,800	3.750%, 7/01/27	No Opt. Call	A3	1,861,920
300	5.000%, 7/01/31	7/22 at 100.00	A3	335,700
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health System
	Obligated Group, Refunding Series 2011:
220	5.000%, 7/01/26	7/22 at 100.00	A	252,549
2,500	5.000%, 7/01/27	7/22 at 100.00	A	2,860,025
2,125	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health, Series	7/18 at 100.00	AA–	2,284,779
	2007-I, 5.000%, 7/01/38 – AGC Insured
465	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Palisades Medical Center	7/13 at 100.00	BB+	467,046
	of New York Presbyterian Healthcare System, Series 2002, 6.625%, 7/01/31
1,165	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Health Care	7/15 at 100.00	N/R	1,177,757
	Corporation, Series 2005B, 5.000%, 7/01/35 – RAAI Insured
1,790	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health	7/21 at 100.00	BBB+	2,026,817
	Care System, Refunding Series 2011A, 5.625%, 7/01/37
1,160	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health	1/17 at 100.00	BBB+	1,224,218
	Care System, Series 2006A, 5.000%, 7/01/29
1,500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s	7/18 at 100.00	BBB–	1,741,050
	Healthcare System Obligated Group Issue, Series 2008, 6.625%, 7/01/38
1,675	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Shore Memorial Health	7/13 at 100.00	N/R	1,680,193
	System, Series 2003, 5.000%, 7/01/23 – RAAI Insured
2,010	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Somerset Medical Center,	7/13 at 100.00	Ba2	2,024,995
	Series 2003, 5.500%, 7/01/33
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, South Jersey Hospital
	System, Refunding Series 2006:
1,250	5.000%, 7/01/36	7/16 at 100.00	A2	1,299,025
1,155	5.000%, 7/01/46	7/16 at 100.00	A2	1,196,915
1,710	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, Bayshore	4/13 at 100.00	N/R	1,710,872
	Community Hospital, Series 2002, 5.000%, 7/01/22 – RAAI Insured
2,650	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	4/13 at 100.00	A1	2,660,441
	Financing Authority, Adjustable Rate Industrial Revenue Bonds, American Home Products
	Corporation, Series 1983A, 5.100%, 12/01/18
32,460	Total Health Care			34,849,577
	Housing/Multifamily – 3.4% (2.4% of Total Investments)
340	Essex County Improvement Authority, New Jersey, FNMA Enhanced Multifamily Revenue Bonds,	4/13 at 100.00	Aa1	340,466
	Mount Carmel Towers, Series 2002, 4.750%, 11/01/22 (Alternative Minimum Tax)
	New Jersey Economic Development Authority, Student Housing Revenue Bonds, Provident
	Group-Montclair Properties LLC, Montclair State University Student Housing Project,
	Series 2010A:
1,100	5.750%, 6/01/31	6/20 at 100.00	Baa3	1,245,497
550	5.875%, 6/01/42	6/20 at 100.00	Baa3	617,551
4,445	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing Revenue Bonds, Series	5/13 at 100.00	A+	4,453,090
	1997A, 5.550%, 5/01/27 – AMBAC Insured (Alternative Minimum Tax)
6,435	Total Housing/Multifamily			6,656,604
	Housing/Single Family – 2.5% (1.8% of Total Investments)
4,000	New Jersey Housing & Mortgage Finance Agency, Single Family Home Mortgage Revenue Bonds,	4/21 at 100.00	Aa1	4,425,880
	Series 2011A, 4.650%, 10/01/29
575	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series	4/17 at 100.00	AA	592,440
	2007T, 4.700%, 10/01/37 (Alternative Minimum Tax)
4,575	Total Housing/Single Family			5,018,320
	Long-Term Care – 1.4% (1.0% of Total Investments)
970	Burlington County Bridge Commission, New Jersey, Economic Development Revenue Bonds, The	1/18 at 100.00	N/R	1,010,886
	Evergreens Project, Series 2007, 5.625%, 1/01/38
750	New Jersey Economic Development Authority, First Mortgage Revenue Bonds, Winchester Gardens at	11/14 at 100.00	BBB–	768,323
	Wards Homestead, Series 2004A, 5.800%, 11/01/31
1,000	New Jersey Economic Development Authority, Revenue Bonds, Masonic Charity Foundation of New	6/13 at 100.00	A–	1,007,210
	Jersey, Series 2001, 5.500%, 6/01/21
2,720	Total Long-Term Care			2,786,419
	Tax Obligation/General – 5.9% (4.1% of Total Investments)
2,250	Freehold Regional High School District, Monmouth County Board of Education, New Jersey,	No Opt. Call	AA	2,619,608
	School District Refunding Bonds, Series 2001, 5.000%, 3/01/17 – FGIC Insured
2,500	Jersey City, New Jersey, General Obligation Bonds, Series 2006A, 5.000%, 9/01/22 –	9/16 at 100.00	A2	2,803,375
	AMBAC Insured
555	Middletown Township Board of Education, Monmouth County, New Jersey, Refunding Series 2010,	8/20 at 100.00	AA	660,000
	5.000%, 8/01/27
1,475	Union County Utilities Authority, New Jersey, Resource Recovery Facility Lease Revenue	12/21 at 100.00	AA+	1,653,534
	Refunding Bonds, Covantan Union Inc. Lessee, Series 2011B, 5.250%, 12/01/31 (Alternative
	Minimum Tax)
1,485	Washington Township Board of Education, Mercer County, New Jersey, General Obligation Bonds,	No Opt. Call	Aa3	1,953,235
	Series 2005, 5.250%, 1/01/27 – AGM Insured
1,780	West Deptford Township, New Jersey, General Obligation Bonds, Series 2004, 4.750%, 9/01/17 –	9/14 at 100.00	A–	1,891,125
	AMBAC Insured
10,045	Total Tax Obligation/General			11,580,877
	Tax Obligation/Limited – 42.5% (29.7% of Total Investments)
1,000	Bergen County Improvement Authority, New Jersey, Guaranteed Lease Revenue Bonds, County	No Opt. Call	Aaa	1,328,480
	Administration Complex Project, Series 2005, 5.000%, 11/15/26
5,385	Essex County Improvement Authority, New Jersey, Lease Revenue Bonds, Series 2003, 5.125%,	12/13 at 100.00	Aa2	5,597,330
	12/15/19 – AGM Insured
1,155	Essex County Improvement Authority, New Jersey, Project Consolidation Revenue Bonds, Series	No Opt. Call	Aa2	1,479,024
	2007, 5.250%, 12/15/22 – AMBAC Insured
3,000	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds,	No Opt. Call	AAA	2,107,170
	Series 2003B, 0.000%, 11/01/25 – AGM Insured
1,000	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds,	No Opt. Call	AAA	1,360,230
	Series 2005A, 5.750%, 11/01/28 – AGM Insured
1,225	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds,	No Opt. Call	AAA	1,503,430
	Series 2005C, 5.125%, 11/01/18 – AGM Insured
	Government of Guam, Business Privilege Tax Bonds, Series 2011A:
1,835	5.250%, 1/01/36	1/22 at 100.00	A	2,082,853
1,185	5.125%, 1/01/42	1/22 at 100.00	A	1,321,275
640	Hudson County Improvement Authority, New Jersey, County Secured Lease Revenue Bonds, Hudson	4/22 at 100.00	Aa3	627,661
	County Plaza Refunding Project, Series 2013, 3.250%, 4/01/35
3,450	New Jersey Building Authority, State Building Revenue Bonds, Series 2007A, 5.000%, 6/15/25	6/16 at 100.00	A+	3,865,518
	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012:
1,050	5.000%, 6/15/19	No Opt. Call	BBB+	1,222,799
1,100	5.000%, 6/15/26	6/22 at 100.00	BBB+	1,256,321
3,200	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series	7/14 at 100.00	A	3,418,080
	2004A, 5.250%, 7/01/15 – NPFG Insured
	New Jersey Economic Development Authority, Revenue Bonds, Newark Downtown District Management
	Corporation Project, Series 2007:
120	5.125%, 6/15/27	6/17 at 100.00	Baa3	127,537
205	5.125%, 6/15/37	6/17 at 100.00	Baa3	214,157
3,600	New Jersey Economic Development Authority, School Facilities Construction Financing Program	No Opt. Call	A+	4,391,280
	Bonds, Refunding Series 2013NN, 5.000%, 3/01/22
	New Jersey Economic Development Authority, School Facilities Construction Financing Program
	Bonds, Series 2007U:
1,155	5.000%, 9/01/37 – AMBAC Insured	9/17 at 100.00	A+	1,246,984
2,310	5.000%, 9/01/37	9/17 at 100.00	A+	2,493,968
2,720	New Jersey Health Care Facilities Financing Authority, Lease Revenue Bonds, Department of	9/13 at 100.00	A+	2,786,178
	Human Services – Greystone Park Psychiatric Hospital, Series 2003, 5.000%, 9/15/25
	New Jersey Health Care Facilities Financing Authority, Lease Revenue Bonds, Department of
	Human Services – Greystone Park Psychiatric Hospital, Series 2005:
2,615	5.000%, 9/15/24 – AMBAC Insured	9/15 at 100.00	A+	2,865,465
3,000	5.000%, 9/15/28 – AMBAC Insured	9/15 at 100.00	A+	3,257,940
505	New Jersey Health Care Facilities Financing Authority, State Contract Bonds, Hospital Asset	10/18 at 100.00	A+	553,717
	Transformation Program, Series 2008A, 5.250%, 10/01/38
1,500	New Jersey Sports and Exposition Authority, Convention Center Luxury Tax Bonds, Series 2004,	No Opt. Call	BBB	1,814,370
	5.500%, 3/01/22 – NPFG Insured
	New Jersey Transportation Trust Fund Authority, Federal Highway Aid Grant Anticipation Bonds,
	Series 2006:
400	5.000%, 6/15/17 – FGIC Insured	6/16 at 100.00	A1	453,136
715	5.000%, 6/15/18 – FGIC Insured	6/16 at 100.00	A1	807,178
12,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital	No Opt. Call	A+	5,744,159
	Appreciation Series 2010A, 0.000%, 12/15/30
1,700	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series	No Opt. Call	A+	2,138,583
	2006A, 5.500%, 12/15/22
2,600	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2004B,	No Opt. Call	A+	3,038,828
	5.500%, 12/15/16 – NPFG Insured
2,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2005B,	12/15 at 100.00	A+	2,242,360
	5.250%, 12/15/18 – FGIC Insured
1,110	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2005D,	6/15 at 100.00	AA–	1,213,352
	5.000%, 6/15/19 – AGM Insured
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C:
6,000	0.000%, 12/15/32 – AGM Insured	No Opt. Call	AA–	2,573,700
12,000	0.000%, 12/15/33 – AGM Insured	No Opt. Call	AA–	4,902,599
4,000	0.000%, 12/15/34 – AGM Insured	No Opt. Call	AA–	1,555,560
4,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2007A,	12/17 at 100.00	A+	4,576,360
	5.000%, 12/15/26 – AMBAC Insured
800	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2010D,	No Opt. Call	A+	986,448
	5.000%, 12/15/24
1,130	Passaic County Improvement Authority, New Jersey, Lease Revenue Bonds, Preakness Healthcare	5/22 at 100.00	Aa3	1,127,356
	Center Expansion Project, Series 2012, 3.500%, 5/01/35
780	Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Revenue Bonds, Series	7/16 at 100.00	BBB+	744,635
	2006A, 4.500%, 7/01/36 – CIFG Insured
3,750	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/21 at 100.00	A+	3,914,888
	2011A-1, 5.000%, 8/01/43
1,000	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate	10/20 at 100.00	Baa2	1,089,700
	Lien Series 2010B, 5.250%, 10/01/29
96,940	Total Tax Obligation/Limited			84,030,609
	Transportation – 23.2% (16.2% of Total Investments)
2,750	Casino Reinvestment Development Authority, New Jersey, Parking Revenue Bonds, Series 2005A,	6/15 at 100.00	A–	2,909,803
	5.250%, 6/01/20 – NPFG Insured
2,500	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2005, 5.000%,	1/15 at 100.00	A1	2,663,450
	1/01/27 – NPFG Insured
1,600	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2012A,	1/23 at 100.00	A1	1,849,648
	5.000%, 1/01/42
1,105	Delaware River Joint Toll Bridge Commission, Pennsylvania, Revenue Bonds, Refunding Series	7/22 at 100.00	A2	1,323,182
	2012A, 5.000%, 7/01/25
500	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2010E,	1/20 at 100.00	A–	559,215
	5.000%, 1/01/40
1,095	Delaware River Port Authority, Pennsylvania and New Jersey, Revenue Refunding Bonds, Port	No Opt. Call	BBB–	1,256,808
	District Project, Series 2012, 5.000%, 1/01/25
350	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	3/13 at 100.00	B	360,535
	Airlines Inc., Series 1999, 5.125%, 9/15/23 (Alternative Minimum Tax)
675	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	8/22 at 101.00	B	690,248
	Airlines Inc., Series 1999, 5.250%, 9/15/29 (Alternative Minimum Tax)
3,000	New Jersey Transit Corporation, Certificates of Participation, Federal Transit Administration	No Opt. Call	A1	3,230,370
	Grants, Series 2002A, 5.500%, 9/15/14 – AMBAC Insured
1,875	New Jersey Transit Corporation, Certificates of Participation, Federal Transit Administration	9/15 at 100.00	A2	2,050,500
	Grants, Series 2005A, 5.000%, 9/15/18 – FGIC Insured
	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
225	6.500%, 1/01/16 – AMBAC Insured	No Opt. Call	A3	260,307
370	6.500%, 1/01/16 – NPFG Insured	No Opt. Call	A+	428,060
2,500	New Jersey Turnpike Authority, Revenue Bonds, Series 2009I, 5.000%, 1/01/35	1/20 at 100.00	A+	2,811,000
2,380	New Jersey Turnpike Authority, Revenue Bonds, Series 2012B, 5.000%, 1/01/28	1/23 at 100.00	A+	2,820,395
240	Passaic County Improvement Authority, New Jersey, County Guaranteed Parking Revenue Bonds,	5/20 at 100.00	Aa3	269,477
	200 Hospital Plaza Project, Series 2010, 5.000%, 5/01/42
2,750	Passaic County Improvement Authority, New Jersey, Revenue Bonds, Paterson Parking Deck	4/15 at 100.00	A2	2,938,705
	Facility, Series 2005, 5.000%, 4/15/35 – AGM Insured
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth
	Series 2005:
4,000	5.000%, 12/01/28 – SYNCORA GTY Insured	6/15 at 101.00	AA–	4,377,200
3,000	5.000%, 12/01/34	6/15 at 101.00	AA–	3,259,230
585	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty	8/17 at 100.00	AA–	875,909
	Eighth Series 2008, Trust 2920, 17.574%, 8/15/32 – AGM Insured (IF)
1,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred	1/14 at 101.00	AA–	1,044,730
	Thirty-Fourth Series 2004, 5.000%, 7/15/34
8,000	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	4/13 at 100.00	BBB	8,003,278
	Terminal LLC, Sixth Series 1997, 5.750%, 12/01/22 – NPFG Insured (Alternative Minimum Tax)
790	South Jersey Transportation Authority, New Jersey, Transportation System Revenue Bonds, Series	No Opt. Call	A–	954,075
	2012., 5.000%, 11/01/22
850	Trenton Parking Authority, Mercer County, New Jersey, Guaranteed Parking System Revenue Bonds,	10/13 at 100.00	AA	860,974
	Series 2003, 5.000%, 10/01/24 – FGIC Insured
42,140	Total Transportation			45,797,099
	U.S. Guaranteed – 19.0% (13.2% of Total Investments) (5)
1,250	Bayonne Municipal Utilities Authority, New Jersey, Water System Revenue Refunding Bonds,	4/13 at 100.00	N/R (5)	1,259,788
	Series 2003A, 5.000%, 4/01/24 (Pre-refunded 4/01/13) – SYNCORA GTY Insured
2,075	Egg Harbor Township School District, Atlantic County, New Jersey, General Obligation Bonds,	4/15 at 100.00	N/R (5)	2,282,127
	Series 2005, 5.000%, 4/01/27 (Pre-refunded 4/01/15) – NPFG Insured
	Hudson County Improvement Authority, New Jersey, County Secured Lease Revenue Bonds, County
	Services Building Project, Series 2005:
1,185	5.000%, 4/01/25 (Pre-refunded 4/01/15) – AMBAC Insured	4/15 at 100.00	AA– (5)	1,302,742
2,755	5.000%, 4/01/35 (Pre-refunded 4/01/15) – AMBAC Insured	4/15 at 100.00	AA– (5)	3,028,737
	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004:
500	5.750%, 6/15/29 (Pre-refunded 6/15/14)	6/14 at 100.00	Aaa	537,695
1,600	5.500%, 6/15/31 (Pre-refunded 6/15/14)	6/14 at 100.00	Aaa	1,715,152
2,540	5.750%, 6/15/34 (Pre-refunded 6/15/14)	6/14 at 100.00	Aaa	2,731,491
1,660	New Jersey Economic Development Authority, Revenue Bonds, Yeshiva Ktana of Passaic, Series	No Opt. Call	N/R (5)	2,016,219
	1993, 8.000%, 9/15/18 (ETM)
595	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2005B,	7/16 at 100.00	A– (5)	682,858
	5.000%, 7/01/30 (Pre-refunded 7/01/16) – NPFG Insured
1,145	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series	7/14 at 100.00	BBB (5)	1,223,123
	2004L, 5.125%, 7/01/19 (Pre-refunded 7/01/14) – NPFG Insured
	New Jersey Educational Facilities Authority, Revenue Bonds, New Jersey Institute of
	Technology, Series 2004B:
1,375	5.000%, 7/01/18 (Pre-refunded 1/01/14) – AMBAC Insured	1/14 at 100.00	A+ (5)	1,434,441
725	5.000%, 7/01/19 (Pre-refunded 1/01/14) – AMBAC Insured	1/14 at 100.00	A+ (5)	756,342
1,530	4.750%, 7/01/20 (Pre-refunded 1/01/14) – AMBAC Insured	1/14 at 100.00	A+ (5)	1,592,638
300	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2004A,	7/14 at 100.00	BBB+ (5)	322,059
	5.500%, 7/01/23 (Pre-refunded 7/01/14) – RAAI Insured
400	New Jersey Educational Facilities Authority, Revenue Bonds, Rowan University, Series 2004C,	7/14 at 100.00	A+ (5)	426,584
	5.000%, 7/01/20 (Pre-refunded 7/01/14) – NPFG Insured
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Capital Health System
	Obligated Group, Series 2003A:
750	5.000%, 7/01/26 (Pre-refunded 7/01/13)	7/13 at 100.00	N/R (5)	764,903
1,670	5.375%, 7/01/33 (Pre-refunded 7/01/13)	7/13 at 100.00	N/R (5)	1,705,788
1,270	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, St. Clare’s Hospital,	7/14 at 100.00	N/R (5)	1,595,984
	Series 2004A, 5.250%, 7/01/20 – RAAI Insured (ETM)
	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
125	6.500%, 1/01/16 – AMBAC Insured (ETM)	No Opt. Call	A3 (5)	146,151
195	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	A3 (5)	228,803
470	6.500%, 1/01/16 (ETM)	No Opt. Call	AA+ (5)	551,926
195	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	A+ (5)	228,990
120	6.500%, 1/01/16 – AMBAC Insured (ETM)	No Opt. Call	A3 (5)	140,917
4,105	6.500%, 1/01/16 (ETM)	No Opt. Call	AA+ (5)	4,488,448
1,100	6.500%, 1/01/16 – AMBAC Insured (ETM)	No Opt. Call	A3 (5)	1,202,751
750	Newark Housing Authority, New Jersey, Port Authority Terminal Revenue Bonds, Series 2004,	1/14 at 100.00	BBB (5)	784,493
	5.250%, 1/01/21 (Pre-refunded 1/01/14) – NPFG Insured
2,125	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/35	7/15 at 100.00	AA+ (5)	2,362,299
	(Pre-refunded 7/01/15) – FGIC Insured
1,925	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/13 at 100.00	Aaa	1,964,674
	Series 2003, 6.375%, 6/01/32 (Pre-refunded 6/01/13)
34,435	Total U.S. Guaranteed			37,478,123
	Utilities – 0.2% (0.1% of Total Investments)
245	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34	10/22 at 100.00	BBB	274,140
	Water and Sewer – 7.2% (5.0% of Total Investments)
250	Jersey City Sewer Authority, Hudson County, New Jersey, Sewer Revenue Refunding Bonds, Series	No Opt. Call	N/R	260,153
	1993, 6.250%, 1/01/14 – AMBAC Insured
4,330	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, Middlesex Water	10/22 at 100.00	A	4,331,819
	Company, Series 2012C, 4.250%, 10/01/47 (Alternative Minimum Tax)
1,250	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-American	5/20 at 100.00	A	1,426,613
	Water Company Inc. Project, Refunding Series 2010B, 5.600%, 11/01/34 (Alternative Minimum Tax)
420	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-American	11/20 at 100.00	A	460,375
	Water Company Inc. Project, Refunding Series 2010D, 4.875%, 11/01/29 (Alternative Minimum Tax)
1,780	New Jersey Environmental Infrastructure Trust, Environmental Infrastructure Bonds, Tender	No Opt. Call	AAA	2,444,634
	Option Bond Trust 4729, 7.428%, 9/01/21 (IF) (4)
1,650	New Jersey Water Supply Authority, Water Supply Authority Bonds, Manasquan Reservoir, Series	8/15 at 100.00	AA	1,780,317
	2005, 5.000%, 8/01/31 – NPFG Insured
	North Hudson Sewerage Authority, New Jersey, Gross Revenue Senior Lien Lease Certificates,
	Series 2012A:
1,000	5.000%, 6/01/27 – NPFG Insured	6/22 at 100.00	A	1,166,770
1,100	5.000%, 6/01/42 – NPFG Insured	6/22 at 100.00	A	1,238,292
1,070	Wanaque Valley Regional Sewer Authority, Passaic County, New Jersey, Sewer Revenue Refunding	No Opt. Call	A1	1,171,062
	Bonds, Series 1993B, 5.750%, 9/01/18 – AMBAC Insured
12,850	Total Water and Sewer			14,280,035
$ 281,730	Total Investments (cost $260,016,466) – 143.3%			283,178,380
	Variable Rate Demand Preferred Shares, at Liquidation Value – (44.9)% (6)			(88,600,000)
	Other Assets Less Liabilities – 1.6%			2,967,638
	Net Assets Applicable to Common Shares – 100%			$ 197,546,018

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$283,178,380	$—	$283,178,380

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2013, the cost of investments was $259,589,371.

Gross unrealized appreciation and gross unrealized depreciation of investments as of January 31, 2013, were as follows:

Gross unrealized:
Appreciation	$24,047,385
Depreciation	(458,376)
Net unrealized appreciation (depreciation) of investments	$23,589,009

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(6)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 31.3%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen New Jersey Premium Income Municipal Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         April 1, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         April 1, 2013

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         April 1, 2013